Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 278,397	$ 298,756	$ 240,208
Production and similar taxes	1,547	1,536	1,775
Replacement cost profit (loss) before interest and taxation	11,039	20,179	8,621
Non-current assets	191,155	192,248
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	89,334	98,066	83,269
Production and similar taxes	315	369	52
Non-current assets	57,757	68,188
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	189,063	200,690	156,939
Production and similar taxes	1,232	1,167	1,723
Non-current assets	133,398	124,060
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	63,194	65,630	$ 48,837
Non-current assets	$ 22,881	$ 19,426